Risk management and financial instruments - Narrative (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) NOK / $	Dec. 31, 2014 USD ($)	Dec. 31, 2015 NOK NOK / $	Feb. 28, 2014 USD ($)	Jan. 31, 2014	Oct. 30, 2013 NOK
Derivative [Line Items]
Physical Damage Insurance, Deductible	$ 5,000,000
Protection and indemnity insurance, coverage (up to)	250,000,000
Protection and indemnity insurance, deductible per event (up to)	25,000
Not Designated as Hedging Instrument | Interest Rate Swap
Derivative [Line Items]
Outstanding principal	1,300,000,000	$ 1,300,000,000		$ 200,000,000
Derivative liability	25,900,000	39,000,000
Derivative asset	1,500,000	2,700,000
Cross Currency swap - current liabilities	2,300,000	2,500,000
Not Designated as Hedging Instrument | Cross Currency Interest Rate Contract
Derivative [Line Items]
Outstanding principal	253,500,000.0	253,500,000.0
Not Designated as Hedging Instrument | Forward Contracts | Forward Contracts
Derivative [Line Items]
Derivative liability	0	8,400,000
Derivative Instruments Matured During Period	$ 40,000,000
Not Designated as Hedging Instrument | Minimum | Forward Contracts | Forward Contracts
Derivative [Line Items]
Derivative forward exchange rates | NOK / $	7.9493		7.9493
Not Designated as Hedging Instrument | Maximum | Forward Contracts | Forward Contracts
Derivative [Line Items]
Derivative forward exchange rates | NOK / $	7.9716		7.9716
Other Current Liabilities | Not Designated as Hedging Instrument | Cross Currency Interest Rate Contract
Derivative [Line Items]
Derivative liability	$ 98,600,000	64,400,000
Cash Flow Hedging | Designated as Hedging Instrument | Variable Interest Entity, Primary Beneficiary | Interest Rate Swap
Derivative [Line Items]
Other comprehensive income, unrealized gain (loss) on interest rate swaps in VIEs	200,000	0
Level 2
Derivative [Line Items]
Long term fixed interest loan to related party	125,000,000
Loans Payable | US $600 Million Unsecured Bond
Derivative [Line Items]
Coupon rate (as a percent)					6.25%
Loans Payable | NOK1,500 Million Floating Interest Rate Bond
Derivative [Line Items]
Long-term debt, fair value | NOK			NOK 1,500,000,000			NOK 1,500,000,000
Coupon rate (as a percent)						6.18%
Loans Payable | Level 2 | US $600 Million Unsecured Bond | Majority Shareholder
Derivative [Line Items]
Long-term debt, fair value	$ 600,000,000
Uninsured Risk
Derivative [Line Items]
Self insured retention period	60 days
Compensation period	210 days
Carrying value
Derivative [Line Items]
Long term fixed interest loan to related party	$ 125,000,000	125,000,000
Fair value
Derivative [Line Items]
Long term fixed interest loan to related party	$ 125,000,000	$ 125,000,000
Parent Company | Loans Payable | US $600 Million Unsecured Bond
Derivative [Line Items]
Coupon rate (as a percent)	6.25%		6.25%		6.25%